A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (3,354)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(7,408)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(6,206)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,613)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,012)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,533)
Later than five years and not later than six years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,648)
Later than six years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,725)
Average [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (32,499)